Stock Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Stock Warrants
Schedule of assumptions used in estimation of fair value of warrants

	June 30,		December 31,
	2023		2022
Per-share fair value of common stock	$3.98		$5.01
Expected term	2.5	years	3.0	years
Volatility	26.05%		25.07%
Dividend rate	0.0%		0.0%
Discount rate	4.69%		4.24%

	December 31,		December 31,
	2022		2021
Estimated per-share fair value of common stock	$5.01		$3.76
Expected term	3.0	years	4.0	years
Volatility	25.07%		30.3%
Dividend rate	0.0%		0.0%
Discount rate	4.24%		1.2%